Provisions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Cost to restore leasehold property liability	$ 7.9	$ 7.1
Average term leases	8 years
Average remaining length of contracts	5 years
Utilization life of provision	7 years 7 months 28 days	8 years 1 month 9 days
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Liabilities from share-based payment transactions	$ 2.6	$ 56.3
Transferred from provisions to trade and other payables	$ 4.2	$ 22.5